Related Party Transactions (Narrative) (Details) $ in Thousands, ¥ in Millions, HKD in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥) shares	Oct. 24, 2016 USD ($)	Oct. 24, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Loans repaid to related parities	$ 72,077			$ 0	$ 0
Interest paid	5,263			7,235	6,283
Foreign currency exchange gain/(loss)	5,108			2,954	$ (668)
Loan Agreements [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Loans drawn down from related parties	318,200			$ 157,100		¥ 2,210.0			¥ 1,020.0
Loan Agreements [Member] | SoEasy [Member]
Related Party Transaction [Line Items]
Loans drawn down from related parties	28,100					195.0
Loans repaid to related parities	12,300	¥ 80.0
Interest paid	$ 700	¥ 4.7
Loan Agreements [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Term of agreement	1 year	1 year	1 year	1 year
Loans drawn down from related parties	$ 350,000			$ 170,000
Interest income earned	9,800			4,900
Interest expense accured	$ 3,100			$ 1,200
Loan Agreements [Member] | SoEasy [Member]
Related Party Transaction [Line Items]
Term of agreement	1 year	1 year	1 year	1 year
Loans drawn down from related parties	$ 28,100
Interest income earned	1,200
Interest expense accured	700
Loans repaid to related parities	12,900		HKD 100.0
Interest paid	200		HKD 1.4
Foreign currency exchange gain/(loss)	$ 1,900
Sohu Loan Agreement [Member]
Related Party Transaction [Line Items]
Annual rate	6.00%	6.00%	6.00%
Sohu Loan Agreement [Member] | Sohu Media [Member]
Related Party Transaction [Line Items]
Loans drawn down from related parties	$ 72,100					¥ 500.0
Sohu Loan Agreement [Member] | AmazGame [Member] | Sohu Media [Member]
Related Party Transaction [Line Items]
Loans may borrow from related parties							$ 148,640	¥ 1,000.0
Sohu Loan Agreement [Member] | Sohu Media [Member]
Related Party Transaction [Line Items]
Interest income earned	$ 200
Sohu Share Pledge Agreement [Member] | Sohu Game [Member] | Class B ordinary shares [Member]
Related Party Transaction [Line Items]
Shares pledged | shares	13,704,663					13,704,663